Leases - Lease Terms And Discount Rates (Details) - P3 Health Partners Inc.		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Weighted Average Remaining Lease Term (Years)	5 years 3 days	5 years 3 days	4 years 10 months 28 days	3 years 3 months 21 days		4 years 10 months 28 days	3 years 3 months 21 days		3 years 8 months 26 days
Weighted Average Discount Rate	11.10%	11.10%	11.20%	10.40%		11.20%	10.40%		10.30%